As filed on October 31, 2008
Registration No. 333-152369

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.
☒ Post-Effective Amendment No.   1

PFM Funds
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

(800) 338-3383
(Registrant’s telephone number, including area code).

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)
Copies to:

Lloyd M. Richardson McGuireWoods LLP 1750 Tysons Boulevard, Suite 1800 McLean, Virginia 22102	Kenneth S. Gerstein, Esq. Schulte Roth & Zabel LLP 919 Third Avenue New York, New York 10022

Title of the securities being registered: Institutional Class and IllinoisPrimeSM Class shares of Prime Series of Registrant. No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-152369), filed on August 29, 2008.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and pursuant to Article IV Section 4.10 of Registrant’s Amended and Restated By-Laws, incorporated by reference to Exhibit (b)(2) of Registrant’s Post-Effective Amendment No. 13 filed on July 30, 1996, officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant. Pursuant to Section 1.10 of each Distribution Agreement, PFM Fund Distributors, Inc. as principal underwriter of Registrant, may be indemnified against certain liabilities which it may incur. Such Sections 1.10 of the Distribution Agreements are hereby incorporated by reference in their entirety.

Registrant intends to maintain an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of Registrant and a principal underwriters pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and a principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or a principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

Item 16.	Exhibits.

Number	Description

(1)(a)	Articles of Incorporation are incorporated herein by reference to Exhibit (1) of Registrant’s Registration Statement filed with Registrant’s Post-Effective Amendment No. 13 on July 30, 1996.

(1)(b)	Amendment to Articles of Incorporation effective May 31, 1989 is incorporated by reference to Exhibit (1)(b) of Registrant’s Post-Effective Amendment No. 13 filed on July 30, 1996.

(1)(c)	Amended and Restated Articles of Incorporation effective July 31, 2002 are incorporated by reference to Exhibit (a)(3) of Registrant’s Post-Effective Amendment No. 24 filed on July 29, 2002.

(1)(d)	Amended and Restated Articles of Incorporation effective April 5, 2006 are incorporated by reference to Exhibit (23)(a)(iv) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(1)(e)
Second Amended and Restated Articles of Incorporation effective August 8, 2006 are incorporated by reference to Exhibit (23)(a)(v) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(1)(f)	Form of Article of Entity Conversion to Virginia business trust is incorporated by reference to Exhibit 23(a)(vi) of Registrant's Post-Effective Amendment No. 38 filed on July 16, 2008.

(1)(g)	Form of Declaration of Trust is incorporated by reference to Exhibit 23(a)(vii) of Registrant's Post-Effective Amendment No. 38 filed on July 16, 2008.

(2)(a)	Amended and Restated Bylaws of the Registrant are incorporated by reference to Exhibit (b)(2) of Registrant’s Post-Effective Amendment No. 13 filed on July 30, 1996.

(2)(b)	Form of By-laws of Registrant as Virginia business trust renamed PFM Funds is incorporated by reference to Exhibit 23(b)(ii) of Registrant's Post-Effective Amendment No. 38 filed on July 16, 2008.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on August 29, 2008.

(5)
Instruments Defining Rights of Security Holders. The rights of shareholders are defined in Article III of Registrant’s Second Amended and Restated Articles of Incorporation, previously filed as Exhibit (23)(a)(v) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(6)(a)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Prime Portfolio, dated July 31, 2002, is incorporated by reference to Exhibit (2) of Registrant’s Post-Effective Amendment No. 23, filed on July 29, 2002.

(6)(b)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Federal Portfolio, dated May 5, 2003, is incorporated by reference to Exhibit (1) of Registrant’s Post-Effective Amendment No. 25, filed on May 6, 2003.

(6)(c)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (1) of Registrant’s Post-Effective Amendment No. 32, filed on September 14, 2004.

(6)(d)
Form of Amended Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Government Series (formerly known as CCRF Federal Portfolio), dated September 29, 2008, is incorporated by reference to Exhibit 23(d)(v) of Registrant’s Post-Effective Amendment No. 38, filed on July 16, 2008.

(6)(e)
Form of Amended Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Prime Series (formerly known as SNAP® Fund), dated September 29, 2008, is incorporated by reference to Exhibit 23(d)(v) of Registrant’s Post-Effective Amendment No. 38, filed on July 16, 2008.

(7)(a)
Form of Amended Distribution Agreement between the Registrant and PFM Fund Distributors, Inc. relating to the SNAP(R) Fund, dated July 31, 2007, is incorporated by reference to Exhibit (e)(i) of Registrant’s Post-Effective Amendment No. 37, filed on October 31, 2007.

(7)(b)
Form of Distribution Agreement between the Registrant and PFM Fund Distributors, Inc. relating to CCRF Federal Portfolio and CCRF Prime Portfolio, dated July 1, 2005, is incorporated by reference to Exhibit (e)(ii) of Registrant’s Post-Effective Amendment No. 34, filed on July 1, 2005.

(7)(c)
Form of Distribution Agreement between Registrant and PFM Fund Distributors, Inc. relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio), dated September 29, 2008, is incorporated by reference to Exhibit 23(e)(iii) of Registrant’s Post-Effective Amendment No. 38, filed on July 16, 2008.

(8)	Not Applicable.

(9)(a)
Form of Custody Agreement between the Registrant and Wachovia Bank, National Association relating to CCRF Federal Portfolio, CCRF Prime Portfolio and the SNAP(R) Fund, dated February 28, 2005, is incorporated by reference to Exhibit (1) of Registrant’s Post-Effective Amendment No. 33, filed on May 2, 2005.

(9)(b)
Assignment of and Amendment to Custodian Agreement between the Registrant, Wachovia Bank, National Association and U.S. Bank National Association relating to CCRF Federal Portfolio, CCRF Prime Portfolio and the SNAP(R) Fund, dated November 1, 2006, is incorporated by reference to Exhibit (g)(ii) of Registrant’s Post-Effective Amendment No. 37, filed on October 31, 2007.

(9)(c)
Amended and Restated Administration Agreement between the Registrant and PFM Asset Management LLC, dated March 16, 2006, is incorporated by reference to Exhibit (23)(h)(i) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(9)(d)
Amended and Restated Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated March 16, 2006, is incorporated by reference to Exhibit (23)(b)(ii) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(9)(e)
Form of Administration Agreement between the Registrant and PFM Asset Management LLC, relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (3) of Registrant’s Post-Effective Amendment No. 32, filed on September 14, 2004.

(9)(f)
Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (4) of Registrant’s Post-Effective Amendment No. 32, filed on September 14, 2004.

(9)(g)
Form of Administration Agreement between the Registrant and PFM Asset Management LLC, dated September 29, 2008, relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio), is incorporated by reference to Exhibit 23(h)(v) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(9)(h)
Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated September 29, 2008, relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio), is incorporated by reference to Exhibit 23(h)(vi) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(10)(a)	Distribution Plan under Rule 12b-1 adopted by the Registrant is incorporated by reference to Exhibit (1) of Registrant’s Post-Effective Amendment No. 19 filed on August 1, 1999.

(10)(b)
Amended and Restated Distribution Plan under Rule 12b-1, effective as of April 30, 2003, is incorporated by reference to Exhibit (6) of Registrant’s Post-Effective Amendment No. 25, filed on May 6, 2003.

(10)(c)
Amended and Restated Distribution Plan under Rule 12b-1 effective as of September 29, 2008, is incorporated by reference to Exhibit 23(m)(iii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(10)(d)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated March 16, 2006, is incorporated by reference to Exhibit 23(n) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(10)(e)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated September 29, 2008, is incorporated by reference to Exhibit 23(n)(ii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(11)	Opinion and consent of counsel as to the legality of shares is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on August 29, 2008.

(12)	Opinion of counsel supporting tax matters is filed herewith.

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on August 29, 2008.

(15)	Not applicable.

(16)	Power of Attorney is incorporated by reference to Exhibit 16 of Registrant's Registration Statement on Form N-14, filed on July 16, 2008.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file an amendment to the Registration Statement, pursuant to Rule 485(b) under the 1933 Act, for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Arlington, and State of Virginia, on the 30th day of October, 2008.

PFM FUNDS
(Registrant)

By:	/s/ Martin P. Margolis
Martin P. Margolis, President
(Principal Executive Officer)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Martin P. Margolis	Trustee and President	October 30, 2008
Martin P. Margolis	(Principal Executive Officer)

/s/ Michael P. Flanagan	Trustee	October 30, 2008
Michael P. Flanagan

/s/ Dennis W. Kerns	Trustee	October 30, 2008
Dennis W. Kerns

/s/ Jeffrey A. Laine	Trustee	October 30, 2008
Jeffrey A. Laine

/s/ Brian M. Marcel	Trustee	October 30, 2008
Brian M. Marcel

/s/ Robert R. Sedivy	Trustee	October 30, 2008
Robert R. Sedivy

/s/ Joseph W. White	Trustee	October 30, 2008
Joseph W. White

/s/ Debra J. Goodnight	Treasurer	October 30, 2008
Debra J. Goodnight	(Principal Financial Officer)

EXHIBIT LIST

12. Opinion of Counsel Supporting Tax Matters